Document and Entity Information	Dec. 02, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	KLA CORP
Amendment Flag	false
Entity Central Index Key	0000319201
Document Type	8-K
Document Period End Date	Dec. 02, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-09992
Entity Tax Identification Number	04-2564110
Entity Address, Address Line One	One Technology Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(408)
Local Phone Number	875-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	KLAC
Security Exchange Name	NASDAQ
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ